RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related party transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

6. Related party transactions

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation, and are not disclosed in this note.

a) Key Management Remuneration

Key management includes directors (executive and non-executive), the Chief Executive Officer ("CEO"), the Chief Financial Officer, and the senior executives reporting directly to the CEO. The remuneration of the key management of the Company as defined above, during the years ended December 31, 2024, December 31, 2023 and December 31, 2022 was as follows:

	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Salaries and bonus	$984,800	$869,250	$864,300
Compensation expense and share-based payments	$382,302	$46,092	$374,014
	$1,367,102	$915,342	$1,238,314

b) Other Related Party Transactions

As at December 31, 2024, an amount of $18,774 relating to advances provided by the Company was due from Arnold Kondrat ("Mr. Kondrat"), the Executive Chairman and a director of the Company (December 31, 2023 - $3,824 was due to Arnold Kondrat related to salary and advances to the Company). Total amount paid to Mr. Kondrat for the year ended December 31, 2024 was $312,500 (2023 and 2022 - $250,000 and $250,000, respectively).

As at December 31, 2024, an amount of $363,663 was due from KGL Resources Ltd. (a company with a common officer and a common director) related to common expenses (December 31, 2023 - $285,136). The Company assessed that KGL Resources Ltd. is currently looking for suitable assets to merge with or acquire; has not generated revenues from operations and has as of December 31, 2024, a working capital deficiency and a significant accumulated deficit. All these factors increase the risk of recoverability of the amount owed to Loncor. As a result, an allowance for doubtful accounts for an amount of $363,663 was recorded in the Company's consolidated statements of loss and comprehensive loss for the year ended December 31, 2024 (year ended December 31, 2023 - $nil). Subsequent to the year end, in March 2025, the Company entered into a debt settlement agreement with KGL Resources Ltd., pursuant to which the amount of the indebtedness of $363,663 would be settled by way of the issuance to Loncor of common shares of KGL Resources Ltd. (see Note 20).

As at December 31, 2024, an amount of $345,462 was due from Gentor Resources Inc. (a company with common directors) related to common expenses (December 31, 2023 - $247,462). During the year ended December 31, 2024 the Company forgave $nil (December 31, 2023 - $288,274) of receivables owed by Gentor, previously recorded as common expenses. As a result of liquidity risks associated with the activities of Gentor as at December 31, 2024, the Company determined that a provision was warranted and therefore an allowance for doubtful accounts  was recorded in the consolidated statements of loss and comprehensive loss for the full amount of $345,462 (December 31, 2023 - $nil). The driving factors in the determination of the liquidity risks included the fact that Gentor is currently evaluating new business opportunities; does not generate revenues from its operations; has accumulated losses and relies on equity financing to fund its operations.

The amounts included in due to or from related party are unsecured, non-interest bearing and are payable on demand.